Investments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Investments at Amortized Cost and Fair Value
Short-term investments classification as of December 31, 2021 and 2022 were shown as below:

	As of December 31, 2021
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	140,686	898	—	—	—	141,584
Available-for-sale debt investments	2,547	—	—	10	—	2,557

	As of December 31, 2022
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	119,984	631	(151)	—	—	120,464	17,466
Available-for-sale debt investments	847	—	—	8	—	855	124

Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
Total unrealized and realized gains and losses of equity securities without readily determinable fair values that do not qualify for the
NAV practical expedient for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	4,396	1,062	218	32
Gross unrealized losses (including impairment) (i)	(2,679)	(4,424)	(2,418)	(351)

Net unrealized gains (losses) on equity securities held	1,717	(3,362)	(2,200)	(319)
Net realized gains on equity securities sold	266	—	90	13

Total net gains (losses) recognized	1,983	(3,362)	(2,110)	(306)

(i)	Gross unrealized losses (downward adjustments excluding impairment) were RMB378 million, RMB165 million and nil for the years ended December 31, 2020, 2021 and 2022, respectively.

Equity Method Investments
The following tables set forth the summarized financial information of Trip:

	As of September 30, (i)
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Current assets	76,596	67,045	9,422
Non-current assets	124,268	127,253	17,883
Current liabilities	73,517	61,708	8,672
Non-current liabilities	16,418	21,647	3,042
Noncontrolling interests	924	713	100

	For the twelve months ended September 30, (i)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	21,704	20,313	19,706	2,769
Gross profit	16,838	15,916	15,261	2,145
Loss from operations	(827)	(723)	(376)	(53)
Net (loss) income	(2,236)	1,198	(1,596)	(224)
Net (loss) income attributable to Trip	(2,243)	1,288	(1,488)	(209)

(i)	The Group adopted a one-quarter lag in reporting its share of equity income (loss) in Trip.

Summary Of Estimated Fair Value Of Available-For-Sale Debt Investments
The following table summarizes the estimated fair value of
available-for-sale
debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 5 years	1,685	1,581	229
Not due at a single maturity date	577	866	126

Total	2,262	2,447	355

Long Term Investments
Schedule of Investments at Amortized Cost and Fair Value
Long-term investments classification, excluding equity method investments and equity investments without readily determinable fair value, as of December 31, 2021 and 2022 are shown as below:

	As of December 31, 2021
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	15,046	6,046	(4,717)	16,375
Available-for-sale debt investments	2,820	216	(774)	2,262
Investments accounted for at fair value	1,974	2,653	(399)	4,228

	As of December 31, 2022
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	15,835	2,731	(6,466)	12,100	1,754
Available-for-sale debt investments	3,735	283	(1,571)	2,447	355
Investments accounted for at fair value	2,331	2,855	(570)	4,616	669

Summary of Break Down of Long Term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Group as of the dates indicated:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	16,375	12,100	1,754
Equity investments without readily determinable fair value using the NAV practical expedient	957	945	137
Equity investments without readily determinable fair value using the measurement alternative	10,788	9,249	1,341
Available-for-sale debt investments	2,262	2,447	355
Equity method investments	24,808	25,940	3,761
Investments accounted for at fair value	4,228	4,616	669

Total long-term investments	59,418	55,297	8,017

Other Equity Method Investees Excluding Ctrip Com Member [Member]
Equity Method Investments	Financial information for the Group’s equity method investments other than Trip are summarized as a group as follow:

	As of September 30, (i)
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Current assets	125,266	163,889	23,031
Non-current assets	18,512	19,781	2,780
Current liabilities	90,744	117,811	16,556
Non-current liabilities	9,218	15,750	2,213
Noncontrolling interests	1,662	1,721	242

	For the twelve months ended September 30, (i)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	13,981	21,380	22,417	3,150
Gross profit	5,083	7,624	8,664	1,218
(Loss) income from operations	(1,282)	1,238	993	140
Net (loss) income	(832)	2,065	304	43
Net (loss) income attributable to the investees	(891)	2,040	249	35

(i)	The Group adopted a one-quarter lag in reporting its share of (loss) income in majority of its equity investees.

Equity Method Investments
Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
The total carrying value of equity investments without readily determinable fair value that do not qualify for the NAV practical expedient held as of December 31, 2021 and 2022 were as follows:

	As of December 31, 2021	As of December 31, 2022	As of December 31, 2022
	RMB	RMB	US$
	(In millions)
Initial cost basis	13,016	13,741	1,992
Cumulative unrealized gains	3,910	4,026	584
Cumulative unrealized losses (including impairment)	(6,138)	(8,518)	(1,235)

Total carrying value	10,788	9,249	1,341